Annual Total Returns - FidelityArizonaMunicipalFunds-ComboPRO - FidelityArizonaMunicipalFunds-ComboPRO - Fidelity Arizona Municipal Income Fund - Fidelity Arizona Municipal Income Fund	Oct. 29, 2022
Bar Chart Table:
Annual Return 2012	7.52%
Annual Return 2013	(3.15%)
Annual Return 2014	10.43%
Annual Return 2015	3.54%
Annual Return 2016	none
Annual Return 2017	5.43%
Annual Return 2018	0.63%
Annual Return 2019	7.23%
Annual Return 2020	4.50%
Annual Return 2021	1.21%